FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial instrument liabilities recorded at fair value (Details) - Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Term Loans	$ 1,112,990	$ 1,475,759
Senior Notes	297,354	318,375
Contingent Consideration		14,039
Derivative liabilities:
Interest rate swap contracts		13,759
Liabilities fair value	1,410,344	1,821,932
Level 2
FAIR VALUE OF FINANCIAL INSTRUMENTS
Term Loans	1,112,990	1,475,759
Senior Notes	297,354	318,375
Derivative liabilities:
Interest rate swap contracts		13,759
Liabilities fair value	$ 1,410,344	1,807,893
Level 3
FAIR VALUE OF FINANCIAL INSTRUMENTS
Contingent Consideration		14,039
Derivative liabilities:
Liabilities fair value		$ 14,039